Impairment Tests - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 0	$ 0
Right-of-Use Asset
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 500,000